General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 13,339	$ 21,401	$ 13,339
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		10,310	5,200
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		4,918	2,981
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		3,541	4,127
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		269	165
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		1,074	336
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		848	350
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses		$ 441	$ 180